Condensed financial information of the parent company (Details) - Schedule of parent company statements of income - Parent Company [Member]	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OPERATING EXPENSES
General and administrative	¥ (8,400,720)	$ (1,287,486)	¥ (7,972,189)	¥ (1,838,494)
Research and development	(43,402,651)	(6,651,849)
Stock compensation	(191,418,458)	(29,336,612)
Total operating expenses	(243,221,829)	(37,275,947)	(7,972,189)	(1,838,494)
LOSS FROM OPERATIONS	(243,221,829)	(37,275,947)	(7,972,189)	(1,838,494)
OTHER INCOME (EXPENSE)
Investment income	12,284,332	1,882,685
Interest income	37,679	5,775	1,025,954
Finance expense	(32,259)	(4,944)	(5,456)	(345)
Other expense	(147)	(23)
Equity income of subsidiaries and VIE	79,764,356	12,224,608	109,156,163	91,056,631
Total other income, net	92,053,961	14,108,101	110,176,661	91,056,286
NET INCOME (LOSS)	(151,167,868)	(23,167,846)	102,204,472	89,217,792
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(38,531,887)	(5,905,361)	1,589,076	1,759,288
COMPREHENSIVE INCOME (LOSS)	¥ (189,699,755)	$ (29,073,207)	¥ 103,793,548	¥ 90,977,080